Earnings (loss) per share available to SiriusPoint common shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted-average number of common shares outstanding:
Basic number of common shares outstanding (in shares)	92,638,978	92,613,393	92,593,599	92,191,837	91,989,469	91,903,556	91,776,870	91,669,810	92,510,090	91,835,990	97,054,315
Dilutive effect of options (in shares)									0	125,530	0
Dilutive effect of warrants (in shares)									0	91,884	0
Dilutive effect of restricted shares with service and performance condition									447,709	598,912	0
Diluted number of common shares outstanding (in shares)	93,165,559	92,969,646	92,738,293	92,191,837	92,696,491	91,903,556	92,801,799	92,578,933	92,957,799	92,652,316	97,054,315
Basic earnings (loss) per common share:
Net income (loss) available to SiriusPoint common shareholders	$ 134,396	$ 68,743	$ 124,015	$ (183,637)	$ 29,738	$ (15,099)	$ 53,065	$ 132,915	$ 143,517	$ 200,619	$ (317,692)
Net income allocated to SiriusPoint participating common shareholders									(1,106)	(643)	0
Net income (loss) allocated to SiriusPoint common shareholders									$ 142,411	$ 199,976	$ (317,692)
Basic earnings (loss) per share available to SiriusPoint common shareholders (in dollars per share)	$ 1.43	$ 0.74	$ 1.33	$ (1.99)	$ 0.32	$ (0.16)	$ 0.58	$ 1.45	$ 1.54	$ 2.18	$ (3.27)
Earnings Per Share, Diluted [Abstract]
Net income (loss) available to SiriusPoint common shareholders	$ 134,396	$ 68,743	$ 124,015	$ (183,637)	$ 29,738	$ (15,099)	$ 53,065	$ 132,915	$ 143,517	$ 200,619	$ (317,692)
Net income allocated to SiriusPoint participating common shareholders									(1,101)	(637)	0
Net income (loss) allocated to SiriusPoint common shareholders									$ 142,416	$ 199,982	$ (317,692)
Diluted earnings (loss) per share available to SiriusPoint common shareholders (in dollars per share)	$ 1.43	$ 0.73	$ 1.33	$ (1.99)	$ 0.32	$ (0.16)	$ 0.57	$ 1.43	$ 1.53	$ 2.16	$ (3.27)
Antidilutive securities excluded from computation of earnings per share									3,741,266
Options and Warrants
Earnings Per Share, Diluted [Abstract]
Antidilutive securities excluded from computation of earnings per share									3,494,979	3,719,404	9,820,795